Interest-bearing loans and borrowings - Carrying values and fair values by category (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 GBP (£)
Category of carrying values and fair values
Fair value loss due to change in credit risk		$ 12	$ (6)
Net investment hedge | Designated hedging instrument
Category of carrying values and fair values
Borrowings previously classified in amortised cost category, reclassification through retrospective adjustment		1,267
Fair value hedge | Bonds
Category of carrying values and fair values
Fair value hedge adjustment on hedged item included in carrying amount, liabilities	$ (21)
Cumulative adjustment to the carrying value of the liability	(5)
(Gain)/loss on fair value of financial liabilities due to changes in credit risk	4
Borrowings, lease liabilities and overdrafts
Category of carrying values and fair values
Total carrying value	29,622	30,295
Fair value	29,221	29,179
Borrowings, lease liabilities and overdrafts | Amortised cost
Category of carrying values and fair values
Total carrying value	23,889	25,173
Borrowings, lease liabilities and overdrafts | Net investment hedge | Designated hedging instrument
Category of carrying values and fair values
Total carrying value	1,405	1,267
Borrowings, lease liabilities and overdrafts | Fair value hedge | Designated hedging instrument
Category of carrying values and fair values
Total carrying value	1,634	1,468
Borrowings, lease liabilities and overdrafts | Cash flow hedge | Designated hedging instrument
Category of carrying values and fair values
Total carrying value	2,694	2,387
Overdrafts
Category of carrying values and fair values
Total carrying value	13	59
Fair value	13	59
Overdrafts | Amortised cost
Category of carrying values and fair values
Total carrying value	13	59
Lease liabilities | Due within one year
Category of carrying values and fair values
Total carrying value	382	339
Fair value	382	339
Lease liabilities | Due within one year | Amortised cost
Category of carrying values and fair values
Total carrying value	382	339
Lease liabilities | Due after more than one year
Category of carrying values and fair values
Total carrying value	1,421	1,113
Fair value	1,421	1,113
Lease liabilities | Due after more than one year | Amortised cost
Category of carrying values and fair values
Total carrying value	1,421	1,113
Borrowings | Due within one year
Category of carrying values and fair values
Total carrying value	3,091	2,278
Fair value	3,068	2,263
Borrowings | Due within one year | Amortised cost
Category of carrying values and fair values
Total carrying value	3,091	2,278
Borrowings | Due after more than one year
Category of carrying values and fair values
Total carrying value	24,715	26,506
Fair value	24,337	25,405
Borrowings | Due after more than one year | Amortised cost
Category of carrying values and fair values
Total carrying value	18,982	21,384
Borrowings | Due after more than one year | Net investment hedge | Designated hedging instrument
Category of carrying values and fair values
Total carrying value	1,405	1,267
Borrowings | Due after more than one year | Fair value hedge | Designated hedging instrument
Category of carrying values and fair values
Total carrying value	1,634	1,468
Borrowings | Due after more than one year | Cash flow hedge | Designated hedging instrument
Category of carrying values and fair values
Total carrying value	$ 2,694	$ 2,387
0.375% Callable bond due 2029
Category of carrying values and fair values
Interest rate on borrowings	0.375%			0.375%	0.375%
0.375% Callable bond due 2029 | Net investment hedge
Category of carrying values and fair values
Notional amount | €				€ 800
Interest rate on borrowings	0.375%			0.375%	0.375%
5.75% Non-callable bond due 2031
Category of carrying values and fair values
Interest rate on borrowings	5.75%			5.75%	5.75%
5.75% Non-callable bond due 2031 | Net investment hedge
Category of carrying values and fair values
Notional amount | £					£ 350
Interest rate on borrowings	5.75%			5.75%	5.75%
3.625% callable bond due 2027
Category of carrying values and fair values
Interest rate on borrowings	3.625%			3.625%	3.625%
3.625% callable bond due 2027 | Cash flow hedge
Category of carrying values and fair values
Notional amount | €				€ 750
Interest rate on borrowings	3.625%			3.625%	3.625%
1.25% Callable bond due 2028
Category of carrying values and fair values
Interest rate on borrowings	1.25%			1.25%	1.25%
1.25% Callable bond due 2028 | Cash flow hedge
Category of carrying values and fair values
Notional amount | €				€ 800
Interest rate on borrowings	1.25%			1.25%	1.25%
3.75% Callable bond due 2032
Category of carrying values and fair values
Interest rate on borrowings	3.75%			3.75%	3.75%
3.75% Callable bond due 2032 | Cash flow hedge
Category of carrying values and fair values
Notional amount | €				€ 750
Interest rate on borrowings	3.75%			3.75%	3.75%
3.121% Callable bond due 2030
Category of carrying values and fair values
Interest rate on borrowings	3.121%			3.121%	3.121%
3.121% Callable bond due 2030 | Fair value hedge
Category of carrying values and fair values
Notional amount | €				€ 650
Interest rate on borrowings	3.121%			3.121%	3.121%
3.278% Callable bond due 2033
Category of carrying values and fair values
Interest rate on borrowings	3.278%			3.278%	3.278%
3.278% Callable bond due 2033 | Fair value hedge
Category of carrying values and fair values
Notional amount | €				€ 750
Interest rate on borrowings	3.278%			3.278%	3.278%